Warrant Derivative Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Schedule Of Warrant Derivative Liabilities
Warrant Liability
$
Balance as at June 30, 2019	334,618

Recognition of derivative liability	261,090
Change in fair value through profit and loss	(386,940)
Reclassification to equity on exercise of warrants	-
Balance as at June 30, 2020	208,768

Recognition of derivative liability	56,216,388
Change in fair value through profit and loss	(6,808,106)
Reclassification to equity on exercise of warrants	(4,236,117)
Balance as at June 30, 2021	45,380,933
Warrants Expiring August 17, 2020		Warrant Liability
		$
Share price on measurement date	(CAD $0.90) USD $0.68
Exercise price	(CAD $1.00) USD $0.76
Risk free rate	1.50%
Expected volatility	115%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of August 17, 2018 (issue date)		408,150
Change in fair value through profit and loss		(73,532)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $1.00) USD $0.76
Exercise price	(CAD $1.00) USD $0.76
Risk free rate	1.67%
Expected volatility	100%
Expected dividend yield	Nil
Expected life (in years)	1.13
As of June 30, 2019		334,618
Change in fair value through profit and loss		(327,537)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $0.40) USD $0.29
Exercise price	(CAD $100) USD $0.73
Risk free rate	0.20%
Expected volatility	162%
Expected dividend yield	Nil
Expected life (in years)	0.13
As of June 30, 2020		7,081
Change in fair value through profit and loss		(7,081)
As of August 17, 2020 (expiration)		-
Warrants Expiring October 25, 2021		Warrant Liability
		$
Share price on measurement date	(CAD $0.50) USD $0.38
Exercise price	(CAD $0.90) USD$0.69
Risk free rate	1.66%
Expected volatility	115%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of October 25, 2019 (issue date)		261,090
Change in fair value through profit and loss		(59,403)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $0.40) USD $0.29
Exercise price	(CAD $0.90) USD $0.64
Risk free rate	0.25%
Expected volatility	156%
Expected dividend yield	Nil
Expected life (in years)	1.32
As of June 30, 2020		201,687
Change in fair value through profit and loss		2,278,285
Reclassification to equity on exercise of warrants		(1,373,246)
Share price on measurement date	(CAD $2.64) USD $2.13
Exercise price	(CAD $0.90) USD $0.73
Risk free rate	0.15%
Expected volatility	81%
Expected dividend yield	Nil
Expected life (in years)	0.32
As of June 30, 2021		1,106,726
Warrants Expiring July 2, 2022		Warrant Liability
		$
Share price on measurement date	(CAD $0.40) USD $0.29
Exercise price	(CAD $0.65) USD$0.48
Risk free rate	0.25%
Expected volatility	112%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of July 2, 2020 (issue date)		421,861
Change in fair value through profit and loss		5,773,919
Reclassification to equity on exercise of warrants		(2,862,871)
Share price on measurement date	(CAD $2.64) USD $2.13
Exercise price	(CAD $0.65) USD $0.52
Risk free rate	0.23%
Expected volatility	190%
Expected dividend yield	Nil
Expected life (in years)	1.01
As of June 30, 2021		3,332,909
Warrants Expiring May 19, 2023		Warrant Liability
		$
Share price on measurement date	(CAD $3.40) USD $2.81
Exercise price	(CAD $1.00) USD$0.83
Risk free rate	0.33%
Expected volatility	148%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of May 19, 2021 (issue date)		55,794,527
Change in fair value through profit and loss		(14,853,229)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $2.64) USD $2.13
Exercise price	(CAD $1.00) USD $0.81
Risk free rate	0.45%
Expected volatility	152%
Expected dividend yield	Nil
Expected life (in years)	1.89
As of June 30, 2021		40,941,298